Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between performance and the compensation of named executive officers.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(a)	Summary Compensation Table Total for Mr. Cook($)(b)	Compensation Actually Paid to Mr. Cook($)(c)	Average Summary Compensation Table Total for Other NEOs($)(d)	Average Compensation Actually Paid to Other NEOs($)(e)	Total Shareholder Return($)(f)	Peer Group Total Shareholder Return($)(g)	Net Income ($M)(h)	Net Sales ($M)(i)
2025	74,294,811	108,423,733	23,812,358	34,125,743	233.88	279.51	112,010	416,161
2024	74,609,802	168,980,568	27,178,896	58,633,525	207.59	206.32	93,736	391,035
2023	63,209,845	106,643,588	26,943,956	41,980,664	155.24	132.03	96,955	383,285
2022	99,420,097	128,833,021	27,150,293	41,564,946	135.59	92.83	99,803	394,328
2021	98,734,394	311,845,801	26,987,631	75,307,922	131.69	136.94	94,680	365,817
(1)	The dollar amounts in column (b) represent the compensation reported for Mr. Cook for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.
(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2025
	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	74,294,811	23,812,358
Grant Date Fair Value of Stock Awards from SCT	(57,535,293)	(19,493,093)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	68,598,728	22,569,203
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	24,715,497	7,529,766
Fair Value of Stock Awards Granted in Fiscal Year that Vested in Fiscal Year	0	166,813
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	(1,650,010)	(459,305)
Fair Value at Vesting Date of Vested Awards Granted in Current Year	0	0
Compensation Actually Paid	108,423,733	34,125,743
(a)	The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2025, 2024, and 2023” and footnote 1 to the “Grants of Plan-Based Awards – 2025” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2025 grants) and from prior year-end values (for 2021-2024 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.
(3)	The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. From 2021 to 2024, the other NEOs were Luca Maestri, Kate Adams, Deirdre O’Brien, and Jeff Williams. For 2025, the other NEOs were Kevan Parekh, Kate Adams, Sabih Khan, Luca Maestri, and Deirdre O’Brien.
(4)	Apple’s TSR in column (f) was determined based on the value of an initial fixed investment of $100, as of September 26, 2020, including the reinvestment of any dividends.
(5)	The peer group used to calculate Peer Group TSR in column (g) is our 2025 primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement. TSR is based on the value of an initial fixed investment of $100 as of September 26, 2020 and is weighted for the market capitalization of each peer company in each applicable year. If the primary peer group from the 2025 Proxy Statement were used, the Peer Group TSR would be $139.22, $97.30, $131.99, $198.69, and $266.58 for 2021, 2022, 2023, 2024, and 2025 respectively.
(6)	In addition to Relative TSR and Operating Income, Net Sales in column (i) represents the most important financial performance measure used to link Compensation Actually Paid to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance rules).

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts in column (b) represent the compensation reported for Mr. Cook for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.
(3)	The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. From 2021 to 2024, the other NEOs were Luca Maestri, Kate Adams, Deirdre O’Brien, and Jeff Williams. For 2025, the other NEOs were Kevan Parekh, Kate Adams, Sabih Khan, Luca Maestri, and Deirdre O’Brien.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group used to calculate Peer Group TSR in column (g) is our 2025 primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement. TSR is based on the value of an initial fixed investment of $100 as of September 26, 2020 and is weighted for the market capitalization of each peer company in each applicable year. If the primary peer group from the 2025 Proxy Statement were used, the Peer Group TSR would be $139.22, $97.30, $131.99, $198.69, and $266.58 for 2021, 2022, 2023, 2024, and 2025 respectively.

PEO Total Compensation Amount	$ 74,294,811	$ 74,609,802	$ 63,209,845	$ 99,420,097	$ 98,734,394
PEO Actually Paid Compensation Amount	$ 108,423,733	168,980,568	106,643,588	128,833,021	311,845,801
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2025
	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	74,294,811	23,812,358
Grant Date Fair Value of Stock Awards from SCT	(57,535,293)	(19,493,093)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	68,598,728	22,569,203
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	24,715,497	7,529,766
Fair Value of Stock Awards Granted in Fiscal Year that Vested in Fiscal Year	0	166,813
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	(1,650,010)	(459,305)
Fair Value at Vesting Date of Vested Awards Granted in Current Year	0	0
Compensation Actually Paid	108,423,733	34,125,743
(a)	The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2025, 2024, and 2023” and footnote 1 to the “Grants of Plan-Based Awards – 2025” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2025 grants) and from prior year-end values (for 2021-2024 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.

Non-PEO NEO Average Total Compensation Amount	$ 23,812,358	27,178,896	26,943,956	27,150,293	26,987,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 34,125,743	58,633,525	41,980,664	41,564,946	75,307,922
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2025
	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	74,294,811	23,812,358
Grant Date Fair Value of Stock Awards from SCT	(57,535,293)	(19,493,093)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	68,598,728	22,569,203
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	24,715,497	7,529,766
Fair Value of Stock Awards Granted in Fiscal Year that Vested in Fiscal Year	0	166,813
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	(1,650,010)	(459,305)
Fair Value at Vesting Date of Vested Awards Granted in Current Year	0	0
Compensation Actually Paid	108,423,733	34,125,743
(a)	The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2025, 2024, and 2023” and footnote 1 to the “Grants of Plan-Based Awards – 2025” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2025 grants) and from prior year-end values (for 2021-2024 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Long-term equity incentives represent a vast majority of our named executive officers’ total target compensation and our stock price performance, measured by TSR, is the key driver of Compensation Actually Paid. We also use Relative TSR as the key performance measure for our performance-based RSUs. Over 2025, Apple’s TSR on an absolute basis was 12.66%, while the TSR of our primary peer group was 35.48%. Apple’s Relative TSR (the peer group for performance-based RSUs) was strong, resulting in above-target payout for the performance-based RSUs with applicable performance periods ending in 2025. Further, the outstanding performance-based RSUs (granted in 2024 and 2025) continue to trend towards target or above-target payouts due to strong TSR relative to the members of the S&P 500. Compensation Actually Paid to our named executive officers and TSR are tightly linked.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

Net Income is generally a key indicator of company profitability and, for Apple, can contribute to changes in our stock price, which, in turn, drives Compensation Actually Paid. There is no direct correlation between Net Income and Compensation Actually Paid from 2021 to 2025 as we do not use Net Income as a financial measure in our executive compensation program. Operating Income and Net Sales are the two financial performance measures for our Cash Incentive Plan.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Net Sales

Net Sales is the financial measure, in addition to Operating Income, that the People and Compensation Committee has set for our Cash Incentive Plan. Net Sales and Operating Income are equally the most important financial metrics in determining Compensation Actually Paid behind Relative TSR. Similar to Operating Income, Net Sales were consistently strong from 2021 to 2025, and this sustained performance led to above target or maximum bonus payouts in each of 2021, 2022, 2023, 2024, and 2025, which increased Compensation Actually Paid to our named executive officers.

Tabular List, Table

Other Relevant Financial Performance Measures

For 2025, the following list represented the most important financial performance measures used by Apple to link Compensation Actually Paid with our financial performance:

Net Sales
Operating Income
Relative TSR

Total Shareholder Return Amount	$ 233.88	207.59	155.24	135.59	131.69
Peer Group Total Shareholder Return Amount	279.51	206.32	132.03	92.83	136.94
Net Income (Loss) Attributable to Parent	$ 112,010,000,000	$ 93,736,000,000	$ 96,955,000,000	$ 99,803,000,000	$ 94,680,000,000
Company Selected Measure Amount	416,161,000,000	391,035,000,000	383,285,000,000	394,328,000,000	365,817,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Grant Date Fair Valueof Stock Awardsfrom S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (57,535,293)
PEO [Member] | Fair Valueof Equity Awards Grantedinthe Yearand Unvestedasof Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,598,728
PEO [Member] | Changein Fair Valuefrom Prior Year Endof Outstandingand Unvested Awards Grantedin Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,715,497
PEO [Member] | Fair Valueof Stock Awards Grantedin Fiscal Yearthat Vestedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Changein Fair Valuefrom Prior Year Endof Vested Awards Grantedin Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,650,010)
PEO [Member] | Fair Valueat Vesting Dateof Vested Awards Grantedin Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
PEO [Member] | Cook [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Cook	Mr. Cook	Mr. Cook	Mr. Cook	Mr. Cook
Non-PEO NEO [Member] | Grant Date Fair Valueof Stock Awardsfrom S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,493,093)
Non-PEO NEO [Member] | Fair Valueof Equity Awards Grantedinthe Yearand Unvestedasof Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,569,203
Non-PEO NEO [Member] | Changein Fair Valuefrom Prior Year Endof Outstandingand Unvested Awards Grantedin Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,529,766
Non-PEO NEO [Member] | Fair Valueof Stock Awards Grantedin Fiscal Yearthat Vestedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	166,813
Non-PEO NEO [Member] | Changein Fair Valuefrom Prior Year Endof Vested Awards Grantedin Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(459,305)
Non-PEO NEO [Member] | Fair Valueat Vesting Dateof Vested Awards Grantedin Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Non-PEO NEO [Member] | Luca Maestri [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Luca Maestri	Luca Maestri	Luca Maestri	Luca Maestri	Luca Maestri
Non-PEO NEO [Member] | Kate Adams [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Kate Adams	Kate Adams	Kate Adams	Kate Adams	Kate Adams
Non-PEO NEO [Member] | Deirdre O Brien [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Deirdre O’Brien	Deirdre O’Brien	Deirdre O’Brien	Deirdre O’Brien	Deirdre O’Brien
Non-PEO NEO [Member] | Jeff Williams [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeff Williams	Jeff Williams	Jeff Williams	Jeff Williams
Non-PEO NEO [Member] | Kevan Parekh [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Kevan Parekh
Non-PEO NEO [Member] | Sabih Khan [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Sabih Khan